Fair Value Measurements (Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on Recurring Basis) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2021	Mar. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		¥ 9,384	¥ 25,295
Derivative assets, gross amounts recognized		22,696	39,690
Derivative assets, gross amounts offset in the consolidated balance sheets, assets		(1,944)	(9,152)
Derivative assets, net amounts presented in the consolidated balance sheets, assets		20,752	30,538
Other assets		6,297	18,206
Derivative liabilities, gross amounts recognized		71,034	73,649
Derivative liabilities, gross amounts offset in the consolidated balance sheets, liabilities		(1,944)	(9,152)
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities		69,090	64,497
Policy liabilities and Policy Account Balances		266,422	300,739
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		22,696	39,690
Derivative assets, gross amounts offset in the consolidated balance sheets, assets	[1]	(1,944)	(9,152)
Derivative assets, net amounts presented in the consolidated balance sheets, assets		20,752	30,538
Other assets		6,297	18,206
Total financial assets		2,495,301	2,162,579
Derivative liabilities, gross amounts recognized		71,034	73,649
Derivative liabilities, gross amounts offset in the consolidated balance sheets, liabilities	[1]	(1,944)	(9,152)
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities		69,090	64,497
Policy liabilities and Policy Account Balances		266,422	300,739
Total financial liabilities		337,456	374,388
Interest rate swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		1,867
Derivative liabilities, gross amounts recognized		23,818	44,002
Futures, foreign exchange contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		1,179	13,265
Derivative liabilities, gross amounts recognized		25,739	9,506
Credit derivatives held | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities, gross amounts recognized		9
Equity securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[2],[3]	396,465	375,174
Japanese and foreign government bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[4]	821,158	653,945
Options held/written and other | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		19,504	21,346
Derivative liabilities, gross amounts recognized		17,009	20,004
Reinsurance Recoverable
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets		6,297	18,206
Reinsurance Recoverable | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	[5]	6,297	18,206
Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances		266,422	300,739
Variable Annuity and Variable Life Insurance Contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances	[6]	266,422	300,739
Loans Held-for-Sale | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[7]	63,272	90,893
Available-for-sale securities | Corporate debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[8]	742,251	596,477
Available-for-sale securities | Japanese prefectural and foreign municipal bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		276,276	250,355
Available-for-sale securities | CMBS and RMBS in the Americas | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		34,457	48,672
Available-for-sale securities | Other asset-backed securities and debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		129,775	81,736
Trading Debt Securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		2,654	7,431
Available-for-sale Debt Securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		2,003,917	1,631,185
Foreign currency swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		146	5,079
Derivative liabilities, gross amounts recognized		4,459	137
Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, net amounts presented in the consolidated balance sheets, assets	[9]	0	0
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities	[9]	0	0
Level 1 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		352	202
Derivative assets, gross amounts offset in the consolidated balance sheets, assets	[1]	0	0
Derivative assets, net amounts presented in the consolidated balance sheets, assets		0	0
Other assets		0	0
Total financial assets		88,403	80,092
Derivative liabilities, gross amounts recognized		475	2,471
Derivative liabilities, gross amounts offset in the consolidated balance sheets, liabilities	[1]	0	0
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities		0	0
Policy liabilities and Policy Account Balances		0	0
Total financial liabilities		475	2,471
Level 1 | Interest rate swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0
Derivative liabilities, gross amounts recognized		0	0
Level 1 | Futures, foreign exchange contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		352	202
Derivative liabilities, gross amounts recognized		475	2,471
Level 1 | Credit derivatives held | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities, gross amounts recognized		0
Level 1 | Equity securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[2],[3]	82,039	58,400
Level 1 | Japanese and foreign government bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[4]	3,105	3,301
Level 1 | Japanese prefectural and foreign municipal bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0	0
Level 1 | Options held/written and other | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0	0
Derivative liabilities, gross amounts recognized		0	0
Level 1 | Reinsurance Recoverable | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	[5]	0	0
Level 1 | Variable Annuity and Variable Life Insurance Contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances	[6]	0	0
Level 1 | Loans Held-for-Sale | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[7]	0	0
Level 1 | Available-for-sale securities | Corporate debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[8]	2,907	18,189
Level 1 | Available-for-sale securities | CMBS and RMBS in the Americas | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0	0
Level 1 | Available-for-sale securities | Other asset-backed securities and debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0	0
Level 1 | Trading Debt Securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0	0
Level 1 | Available-for-sale Debt Securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		6,012	21,490
Level 1 | Foreign currency swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0	0
Derivative liabilities, gross amounts recognized		0	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, net amounts presented in the consolidated balance sheets, assets	[9]	0	0
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities	[9]	0	0
Level 2 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		8,521	20,258
Derivative assets, gross amounts offset in the consolidated balance sheets, assets	[1]	0	0
Derivative assets, net amounts presented in the consolidated balance sheets, assets		0	0
Other assets		0	0
Total financial assets		2,161,911	1,872,797
Derivative liabilities, gross amounts recognized		70,526	71,178
Derivative liabilities, gross amounts offset in the consolidated balance sheets, liabilities	[1]	0	0
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities		0	0
Policy liabilities and Policy Account Balances		0	0
Total financial liabilities		70,526	71,178
Level 2 | Interest rate swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		1,867
Derivative liabilities, gross amounts recognized		23,818	44,002
Level 2 | Futures, foreign exchange contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		827	13,063
Derivative liabilities, gross amounts recognized		25,264	7,035
Level 2 | Credit derivatives held | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities, gross amounts recognized		9
Level 2 | Equity securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[2],[3]	223,016	232,873
Level 2 | Japanese and foreign government bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[4]	818,053	650,644
Level 2 | Japanese prefectural and foreign municipal bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		273,515	247,523
Level 2 | Options held/written and other | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		5,681	2,116
Derivative liabilities, gross amounts recognized		16,976	20,004
Level 2 | Reinsurance Recoverable | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	[5]	0	0
Level 2 | Variable Annuity and Variable Life Insurance Contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances	[6]	0	0
Level 2 | Loans Held-for-Sale | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[7]	63,272	90,893
Level 2 | Available-for-sale securities | Corporate debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[8]	738,323	574,294
Level 2 | Available-for-sale securities | CMBS and RMBS in the Americas | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		34,457	48,672
Level 2 | Available-for-sale securities | Other asset-backed securities and debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		100	209
Level 2 | Trading Debt Securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		2,654	7,431
Level 2 | Available-for-sale Debt Securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		1,864,448	1,521,342
Level 2 | Foreign currency swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		146	5,079
Derivative liabilities, gross amounts recognized		4,459	137
Level 3
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, net amounts presented in the consolidated balance sheets, assets	[9]	0	0
Total financial assets		244,987	209,690
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities	[9]	0	0
Total financial liabilities		266,455	300,739
Level 3 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		13,823	19,230
Derivative assets, gross amounts offset in the consolidated balance sheets, assets	[1]	0	0
Derivative assets, net amounts presented in the consolidated balance sheets, assets		0	0
Other assets		6,297	18,206
Total financial assets		244,987	209,690
Derivative liabilities, gross amounts recognized		33	0
Derivative liabilities, gross amounts offset in the consolidated balance sheets, liabilities	[1]	0	0
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities		0	0
Policy liabilities and Policy Account Balances		266,422	300,739
Total financial liabilities		266,455	300,739
Level 3 | Interest rate swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0
Derivative liabilities, gross amounts recognized		0	0
Level 3 | Futures, foreign exchange contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0	0
Derivative liabilities, gross amounts recognized		0	0
Level 3 | Credit derivatives held | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities, gross amounts recognized		0
Level 3 | Equity securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[2],[3]	91,410	83,901
Level 3 | Japanese and foreign government bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[4]	0	0
Level 3 | Japanese prefectural and foreign municipal bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		2,761	2,832
Level 3 | Options held/written and other | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		13,823	19,230
Derivative liabilities, gross amounts recognized		33	0
Level 3 | Reinsurance Recoverable | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	[5]	6,297	18,206
Level 3 | Variable Annuity and Variable Life Insurance Contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances	[6]	266,422	300,739
Level 3 | Loans Held-for-Sale | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[7]	0	0
Level 3 | Available-for-sale securities | Corporate debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[8]	1,021	3,994
Level 3 | Available-for-sale securities | CMBS and RMBS in the Americas | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0	0
Level 3 | Available-for-sale securities | Other asset-backed securities and debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		129,675	81,527
Level 3 | Trading Debt Securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0	0
Level 3 | Available-for-sale Debt Securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		133,457	88,353
Level 3 | Foreign currency swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0	0
Derivative liabilities, gross amounts recognized		¥ 0	¥ 0

[1]	It represents the amount offset under counterparty netting of derivative assets and liabilities.
[2]	Certain subsidiaries elected the fair value option for certain investments in investment funds included in equity securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were gains of ¥1,141 million, ¥1,225 million and ¥3,187 million from the change in the fair value of those investments for fiscal 2019, 2020 and 2021, respectively. The amounts of aggregate fair value elected the fair value option were ¥6,326 million and ¥4,940 million as of March 31, 2020 and 2021, respectively.
[3]	The amounts of investment funds measured at net asset value per share which are not included in the above tables were ¥11,631 million and ¥13,737 million as of March 31, 2020 and 2021, respectively.
[4]	A certain subsidiary elected the fair value option for investments in foreign government bond securities included in available-for-sale debt securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were losses of ¥19 million, ¥8 million and ¥28 million from the change in the fair value of those investments for fiscal 2019, 2020 and 2021, respectively. The amounts of aggregate fair value elected the fair value option were ¥780 million and ¥1,537 million as of March 31, 2020 and 2021, respectively.
[5]	Certain subsidiaries elected the fair value option for certain reinsurance contracts held. The fair value of the reinsurance contracts elected for the fair value option in other assets were ¥18,206 million and ¥6,297 million as of March 31, 2020 and 2021, respectively. For the effect of changes in the fair value of those reinsurance contracts on earnings for fiscal 2019, 2020 and 2021, see Note 26 “Life Insurance Operations.”
[6]	Certain subsidiaries elected the fair value option for the entire variable annuity and variable life insurance contracts held. The fair value of the variable annuity and variable life insurance contracts elected for the fair value option in policy liabilities and policy account balances were ¥300,739 million and ¥266,422 million as of March 31, 2020 and 2021, respectively. For the effect of changes in the fair value of the variable annuity and variable life insurance contracts on earnings for fiscal 2019, 2020 and 2021, see Note 26 “Life Insurance Operations.”
[7]	A certain subsidiary elected the fair value option on certain loans held for sale. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and institutional investors. Included in “Other (income) and expense” in the consolidated statements of income were gains of ¥401 million, ¥5,220 million and a loss of ¥3,260 million from the change in the fair value of the loans for fiscal 2019, 2020 and 2021, respectively. No gains or losses were recognized in earnings during fiscal 2019, 2020 and 2021 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2020, were ¥84,906 million and ¥90,893 million, respectively, and the amount of the aggregate fair value exceeded the amount of aggregate unpaid principal balance by ¥5,987 million. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2021, were ¥60,556 million and ¥63,272 million, respectively, and the amount of the aggregate fair value exceeded the amount of aggregate unpaid principal balance by ¥2,716 million. As of March 31, 2020 and 2021, there were no loans that are 90 days or more past due or, in non-accrual status.
[8]	A certain subsidiary elected the fair value option for investments in foreign corporate debt securities included in available-for-sale debt securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were gains of ¥784 million, ¥210 million and ¥1,080 million from the change in the fair value of those investments for fiscal 2019, 2020 and 2021, respectively. The amounts of aggregate fair value elected the fair value option were ¥18,189 million and ¥2,907 million as of March 31, 2020 and 2021, respectively.
[9]	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 2 “Fair Value Measurements.”